CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
Cash Flows from Operating Activities:
Net loss	$ (2,286)	$ (24,805,124)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(17,136)
Change in fair value of warrant liabilities		2,074,467
Transaction costs incurred in connection with IPO		234,419
Changes in operating assets and liabilities:
Prepaid expenses		(355,188)
Accounts payable and accrued expenses	2,286	21,282,014
Net cash used in operating activities		(1,586,548)
Cash Flows from Investing Activities:
Investment of cash into trust Account		(316,250,000)
Net cash used in investing activities		(316,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid		309,924,999
Proceeds from sale of Private Placements Warrants		8,325,000
Proceeds from convertible promissory note - related party	275,000
Advances from related party		150,000
Repayment of convertible promissory note - related party		(275,000)
Payment of offering costs	(120,488)	(367,028)
Net cash provided by financing activities	179,512	317,757,971
Net (Decrease) Increase in Cash	179,512	(78,577)
Cash - Beginning		179,512
Cash - Ending	179,512	100,935
Non-cash investing and financing activities:
Offering costs included in accrued offering cost	$ 94,960	15,450
Initial classification of Class A common stock subject to possible redemption		$ 316,250,000